RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - NGSP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 44,355,185	$ 39,471,854
Less amounts allocated to withdrawing participants	(7,281)	(6,049)
Net assets available for benefits per Form 5500	44,347,904	39,465,805
Benefits paid to participants	3,950,883
Add amounts allocated to withdrawing participants at December 31, 2025	7,281	$ 6,000
Less amounts allocated to withdrawing participants at December 31, 2024	(6,049)
Benefits paid to participants per Form 5500	$ 3,952,115